UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 51.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$297,042
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	339,531

Total Albania			$636,573

Argentina — 1.2%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(1)	ARS	94,320	$3,452,563
Republic of Argentina, 4.50%, 6/21/19	USD	2,998	3,122,735
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	2,752,411

Total Argentina			$9,327,709

Barbados — 0.3%
Government of Barbados, 6.625%, 12/5/35(2)(3)	USD	4,628	$2,555,582

Total Barbados			$2,555,582

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	162	$92,998
Republic of Srpska, 1.50%, 10/30/23	BAM	531	299,980
Republic of Srpska, 1.50%, 12/15/23	BAM	29	16,281
Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,164,808
Republic of Srpska, 1.50%, 6/9/25	BAM	374	207,139
Republic of Srpska, 1.50%, 12/24/25	BAM	465	257,021
Republic of Srpska, 1.50%, 9/25/26	BAM	325	179,871
Republic of Srpska, 1.50%, 9/26/27	BAM	109	59,435

Total Bosnia and Herzegovina			$3,277,533

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,397,320
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	5,638,729

Total Brazil			$7,036,049

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,298,268
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,445,887

Total Colombia			$3,744,155

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	64,122	$104,790

Total Costa Rica			$104,790

Croatia — 0.8%
Croatia, 6.75%, 11/5/19(2)	USD	5,813	$6,064,064

Total Croatia			$6,064,064

Dominican Republic — 2.2%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	441,900	$9,421,038
Dominican Republic, 10.40%, 5/10/19(2)	DOP	40,300	833,169
Dominican Republic, 10.50%, 4/7/23(2)	DOP	170,300	3,587,877

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 15.95%, 6/4/21(2)	DOP	154,000	$3,737,412
Dominican Republic, 16.95%, 2/4/22(2)	DOP	2,200	55,758

Total Dominican Republic			$17,635,254

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	4,981	$5,056,671

Total Fiji			$5,056,671

Indonesia — 8.0%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,068,771
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	3,314,289
Indonesia Government Bond, 7.50%, 5/15/38	IDR	201,267,000	13,067,002
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	337,607
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	813,968
Indonesia Government Bond, 8.25%, 5/15/36	IDR	318,422,000	22,125,802
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,087,214
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,011,850
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,303,347
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,273,605
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,875,651
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	441,529
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,683,980
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	668,045
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,770,534

Total Indonesia			$64,843,194

Macedonia — 0.8%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,470	$1,847,865
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	3,491	4,454,934

Total Macedonia			$6,302,799

Malaysia — 2.4%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,487,863

Total Malaysia			$19,487,863

Mexico — 0.9%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,959,688
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,203,641
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,060,447
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,431,065

Total Mexico			$7,654,841

Peru — 6.5%
Peru Government Bond, 5.20%, 9/12/23	PEN	80,069	$25,452,138
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,310,944
Peru Government Bond, 6.15%, 8/12/32(2)(6)	PEN	6,029	1,919,506
Peru Government Bond, 6.35%, 8/12/28	PEN	39,262	12,839,227
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	721,952
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,948,126

Total Peru			$52,191,893

Russia — 4.0%
Russian Federation, 3.50%, 1/16/19(2)	USD	6,000	$6,014,190
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	12,453,529
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	510,346

Security	Principal Amount (000’s omitted)		Value
Russia Government Bond, 8.15%, 2/3/27	RUB	630,000	$10,459,823
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,960,424

Total Russia			$32,398,312

Serbia — 8.5%
Republic of Serbia, 4.875%, 2/25/20(2)	USD	5,594	$5,701,813
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	30,459,735
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	558,970	6,006,198
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,013,009
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,581,013
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	18,033,046
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,001,613

Total Serbia			$68,796,427

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,474	$1,508,634

Total Seychelles			$1,508,634

South Africa — 3.3%
Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,980,810
Republic of South Africa, 8.50%, 1/31/37	ZAR	85,000	5,962,834
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	7,850,740
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	6,751,168

Total South Africa			$26,545,552

Sri Lanka — 5.9%
Republic of Sri Lanka, 6.00%, 1/14/19(2)	USD	1,100	$1,107,829
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	2,405,332
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	1,169,192
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	336,895
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,682,975
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,222,787
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	171,442
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,276,000	8,178,133
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	682,340	4,402,403
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	737,195
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,872,091
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	350,495
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	292,297
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	931,787
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,297,795
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	139,046
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,226,240	8,236,684

Total Sri Lanka			$47,534,378

Tanzania — 0.4%
Government of the United Republic of Tanzania, 8.24%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,773	$2,836,392

Total Tanzania			$2,836,392

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	506,515	$14,413,081

Total Thailand			$14,413,081

Security	Principal Amount (000’s omitted)		Value
Turkey — 0.7%
Turkey Government Bond, 7.10%, 3/8/23	TRY	32,684	$4,213,651
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,666,917

Total Turkey			$5,880,568

Uruguay — 0.6%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$4,999,852

Total Uruguay			$4,999,852

Total Foreign Government Bonds (identified cost $434,471,875)			$410,832,166

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$3,263,625
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	1,348,006

Total Argentina			$4,611,631

Colombia — 0.0%(4)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$253,288

Total Colombia			$253,288

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,440,426

Total Indonesia			$1,440,426

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$315,965
Petroleos Mexicanos, 7.19%, 9/12/24(6)	MXN	10,630	504,948
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	301,815

Total Mexico			$1,122,728

Total Foreign Corporate Bonds (identified cost $12,525,455)			$7,428,073

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(1)(3)(7)		$3,760	$1,334,048

Total Barbados			$1,334,048

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(7)		$1,867	$1,817,898

Total Ethiopia			$1,817,898

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$731,825

Total Kenya			$731,825

Total Sovereign Loans (identified cost $6,243,413)			$3,883,771

Short-Term Investments — 47.0%

Foreign Government Securities — 24.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 2.2%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	214,620	$7,625,253
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	316,100	10,470,099

Total Argentina			$18,095,352

Brazil — 0.2%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/18	BRL	4,700	$1,239,271

Total Brazil			$1,239,271

Egypt — 10.1%
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	18,425	$1,031,722
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	122,325	6,835,825
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	6,350	354,122
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	14,375	793,037
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	32,000	1,759,277
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	136,025	7,399,242
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	238,600	12,352,510
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	32,825	1,687,943
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	130,625	6,519,160
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	174,125	8,636,620
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	318,950	15,710,474
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	18,019,255

Total Egypt			$81,099,187

Kazakhstan — 0.2%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	217,265	$617,158
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	667,845

Total Kazakhstan			$1,285,003

Nigeria — 7.6%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	786,887	$2,162,717
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	342,273	938,671
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	1,248,857	3,409,740
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	1,428,357	3,843,633
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	528,790	1,416,859
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	591,720	1,578,664
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	361,390	956,794
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	1,291,115	3,556,198
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	584,494	1,607,412

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	350,835	$960,488
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,214,754	3,309,693
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	932,664	2,535,911
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	630,000	1,708,495
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	800,804
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	1,111,707	2,999,732
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,178,367
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	176,888	473,960
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	1,288,077	3,451,321
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	493,100	1,313,041
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	379,251	1,006,696
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	161,440	425,147
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	421,708	1,108,227
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,311,668
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	6,396,262	16,620,151

Total Nigeria			$61,674,389

Uruguay — 4.1%
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	$2,346,811
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	14,623	475,960
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	62,431	2,025,300
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	117,912	3,818,676
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	77,766	2,505,326
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	208,566	6,707,592
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	53,386	1,707,565
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	107,419	3,428,786
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	34,233	1,085,980
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	15,935	504,569
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	11,950	375,353
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	43,776	1,367,095
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	104,985	3,263,264
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	108,890	3,342,861

Total Uruguay			$32,955,138

Total Foreign Government Securities (identified cost $199,827,714)			$196,348,340

U.S. Treasury Obligations — 14.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$19,775	$19,774,034
U.S. Treasury Bill, 0.00%, 8/9/18		19,775	19,767,110
U.S. Treasury Bill, 0.00%, 8/16/18(8)		19,775	19,759,678
U.S. Treasury Bill, 0.00%, 8/23/18(8)		19,800	19,777,418
U.S. Treasury Bill, 0.00%, 8/30/18		21,000	20,968,290
U.S. Treasury Bill, 0.00%, 10/25/18		19,775	19,683,719

Total U.S. Treasury Obligations (identified cost $119,730,265)			$119,730,249

Other — 7.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(9)	63,208,793	$63,208,793

Total Other (identified cost $63,208,793)		$63,208,793

Total Short-Term Investments (identified cost $382,766,772)		$379,287,382

Total Investments — 99.4% (identified cost $836,007,515)		$801,431,392

Other Assets, Less Liabilities — 0.6%		$5,040,443

Net Assets — 100.0%		$806,471,835

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $82,421,012 or 10.2% of the Portfolio’s net assets.

(3)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $2,424,454 or 0.3% of the Portfolio’s net assets.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $1,046,282.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	245,568,601	USD	63,610,569	Standard Chartered Bank	8/2/18	$1,816,815	$—
BRL	18,961,000	USD	4,901,802	Standard Chartered Bank	8/2/18	150,019	—
BRL	249,529,601	USD	66,454,393	Standard Chartered Bank	8/2/18	28,329	—
BRL	15,000,000	USD	3,994,780	Standard Chartered Bank	8/2/18	1,703	—
PEN	816,000	USD	249,541	Bank of America, N.A.	8/2/18	—	(130)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	1,600,000	USD	486,914	BNP Paribas	8/2/18	$2,128	$—
PEN	1,603,000	USD	489,690	Standard Chartered Bank	8/2/18	269	—
PEN	15,642,435	USD	4,778,651	The Bank of Nova Scotia	8/2/18	2,483	—
PEN	14,763,246	USD	4,510,065	The Bank of Nova Scotia	8/2/18	2,343	—
PEN	10,637,871	USD	3,249,792	The Bank of Nova Scotia	8/2/18	1,689	—
PEN	3,203,000	USD	978,493	The Bank of Nova Scotia	8/2/18	508	—
PEN	40,227,552	USD	12,302,004	The Bank of Nova Scotia	8/2/18	—	(6,392)
PHP	43,720,000	USD	827,858	BNP Paribas	8/2/18	—	(4,583)
PHP	361,000,000	USD	6,889,313	Deutsche Bank AG	8/2/18	—	(91,460)
PHP	356,000,000	USD	6,794,541	Goldman Sachs International	8/2/18	—	(90,841)
PHP	256,374,000	USD	4,902,363	Standard Chartered Bank	8/2/18	—	(74,682)
USD	67,086,867	BRL	249,529,601	Standard Chartered Bank	8/2/18	604,145	—
USD	4,044,762	BRL	15,000,000	Standard Chartered Bank	8/2/18	48,279	—
USD	5,049,668	BRL	18,961,000	Standard Chartered Bank	8/2/18	—	(2,153)
USD	65,399,505	BRL	245,568,601	Standard Chartered Bank	8/2/18	—	(27,879)
USD	249,282	PEN	816,000	Bank of America, N.A.	8/2/18	—	(130)
USD	488,788	PEN	1,600,000	BNP Paribas	8/2/18	—	(254)
USD	489,705	PEN	1,603,000	Standard Chartered Bank	8/2/18	—	(254)
USD	979,511	PEN	3,203,000	The Bank of Nova Scotia	8/2/18	509	—
USD	4,506,485	PEN	14,763,246	The Bank of Nova Scotia	8/2/18	—	(5,923)
USD	12,289,226	PEN	40,227,552	The Bank of Nova Scotia	8/2/18	—	(6,386)
USD	4,773,838	PEN	15,642,435	The Bank of Nova Scotia	8/2/18	—	(7,296)
USD	3,234,083	PEN	10,637,871	The Bank of Nova Scotia	8/2/18	—	(17,398)
USD	5,001,581	PHP	265,694,000	BNP Paribas	8/2/18	—	(1,601)
USD	6,139,526	PHP	326,500,000	Citibank, N.A.	8/2/18	—	(8,671)
USD	7,988,344	PHP	424,900,000	UBS AG	8/2/18	—	(12,786)
USD	24,097,663	ZAR	301,999,017	Credit Agricole Corporate and Investment Bank	8/2/18	1,162,480	—
USD	1,876,895	ZAR	23,521,800	Credit Agricole Corporate and Investment Bank	8/2/18	90,542	—
USD	15,655,314	ZAR	205,650,000	Standard Chartered Bank	8/2/18	37,315	—
ZAR	7,413,500	USD	554,340	Bank of America, N.A.	8/2/18	8,675	—
ZAR	23,551,485	USD	1,705,489	Citibank, N.A.	8/2/18	83,118	—
ZAR	54,000,000	USD	4,074,420	Citibank, N.A.	8/2/18	26,586	—
ZAR	49,150,000	USD	3,600,925	Goldman Sachs International	8/2/18	131,750	—
ZAR	21,720,000	USD	1,576,118	Goldman Sachs International	8/2/18	73,398	—
ZAR	52,586,500	USD	3,936,675	Standard Chartered Bank	8/2/18	56,984	—
ZAR	42,500,000	USD	3,205,114	Standard Chartered Bank	8/2/18	22,530	—
ZAR	280,249,332	USD	21,334,263	Standard Chartered Bank	8/2/18	—	(50,851)
EUR	993,524	USD	1,162,423	Standard Chartered Bank	8/3/18	—	(562)
IDR	17,500,000,000	USD	1,218,239	Bank of America, N.A.	8/3/18	—	(4,717)
IDR	36,315,000,000	USD	2,518,377	Citibank, N.A.	8/3/18	—	(146)
IDR	94,528,576,900	USD	6,555,380	Citibank, N.A.	8/3/18	—	(379)
IDR	58,000,000,000	USD	4,010,510	Deutsche Bank AG	8/3/18	11,449	—
IDR	19,750,000,000	USD	1,368,297	Goldman Sachs International	8/3/18	1,249	—
IDR	35,685,000,000	USD	2,477,265	Goldman Sachs International	8/3/18	—	(2,720)
IDR	92,889,000,000	USD	6,448,386	Goldman Sachs International	8/3/18	—	(7,080)
USD	1,153,799	EUR	993,524	Standard Chartered Bank	8/3/18	—	(8,062)
USD	4,814,301	IDR	69,350,000,000	Goldman Sachs International	8/3/18	5,286	—
USD	637,554	IDR	9,199,900,000	Nomura International PLC	8/3/18	—	(405)
USD	1,772,356	IDR	25,575,100,000	Nomura International PLC	8/3/18	—	(1,127)
USD	4,613,470	IDR	66,572,376,900	Nomura International PLC	8/3/18	—	(2,933)
USD	1,156,196	IDR	16,700,100,000	Standard Chartered Bank	8/3/18	—	(1,857)
USD	3,214,130	IDR	46,424,900,000	Standard Chartered Bank	8/3/18	—	(5,163)
USD	8,366,464	IDR	120,845,200,000	Standard Chartered Bank	8/3/18	—	(13,440)
ARS	24,370,000	USD	890,066	Citibank, N.A.	8/6/18	—	(4,543)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	95,569,095	USD	21,818,940	Bank of America, N.A.	8/6/18	$—	$(2,457,264)
TRY	4,200,000	USD	865,835	Goldman Sachs International	8/6/18	—	(14,942)
TRY	105,542,500	USD	21,791,894	Standard Chartered Bank	8/6/18	—	(409,671)
TRY	14,000,000	USD	2,998,470	UBS AG	8/6/18	—	(162,161)
USD	828,912	ARS	24,370,000	Bank of America, N.A.	8/6/18	—	(56,612)
USD	34,228,295	TRY	151,522,159	Barclays Bank PLC	8/6/18	3,530,893	—
USD	8,958,746	TRY	43,389,000	Standard Chartered Bank	8/6/18	168,418	—
USD	5,147,091	TRY	24,928,392	Standard Chartered Bank	8/6/18	96,761	—
RUB	142,948,000	USD	2,291,281	Credit Suisse International	8/8/18	—	(4,631)
RUB	520,227,416	USD	8,338,608	Credit Suisse International	8/8/18	—	(16,855)
RUB	140,000,000	USD	2,209,945	Deutsche Bank AG	8/8/18	29,548	—
USD	2,423,794	RUB	151,215,169	Credit Suisse International	8/8/18	4,899	—
COP	4,600,000,000	USD	1,592,246	Standard Chartered Bank	8/9/18	—	(1,291)
COP	4,780,000,000	USD	1,657,995	Standard Chartered Bank	8/9/18	—	(4,785)
COP	11,200,000,000	USD	3,880,804	Standard Chartered Bank	8/9/18	—	(7,174)
PEN	5,266,400	USD	1,600,000	Bank of America, N.A.	8/9/18	9,216	—
EUR	1,463,033	USD	1,705,647	Standard Chartered Bank	8/16/18	6,874	—
KZT	509,434,768	USD	1,464,735	Citibank, N.A.	8/16/18	—	(2,014)
USD	3,361,173	EUR	2,857,144	Standard Chartered Bank	8/16/18	16,804	—
USD	1,599,404	KZT	536,600,000	Standard Chartered Bank	8/16/18	58,685	—
IDR	320,000,000,000	USD	22,399,552	UBS AG	8/21/18	—	(232,491)
CZK	183,162,822	EUR	7,065,644	Bank of America, N.A.	8/27/18	105,664	—
CZK	35,000,000	EUR	1,362,687	Citibank, N.A.	8/27/18	5,505	—
RUB	1,372,544,431	USD	21,699,621	Standard Chartered Bank	8/27/18	211,266	—
TRY	6,890,000	USD	1,397,809	Goldman Sachs International	8/27/18	—	(14,411)
USD	6,915,352	RUB	437,409,836	Standard Chartered Bank	8/27/18	—	(67,327)
COP	3,980,000,000	USD	1,378,474	Goldman Sachs International	8/30/18	—	(3,068)
COP	6,575,477,000	USD	2,246,490	Standard Chartered Bank	8/30/18	25,859	—
COP	36,599,551,770	USD	12,608,579	UBS AG	8/30/18	39,471	—
IDR	25,550,975,194	USD	1,767,500	Standard Chartered Bank	8/30/18	1,550	—
RUB	107,052,000	USD	1,693,245	Bank of America, N.A.	8/30/18	15,150	—
RUB	106,898,751	USD	1,690,821	Bank of America, N.A.	8/30/18	15,129	—
USD	2,269,771	COP	6,630,000,000	Goldman Sachs International	8/30/18	—	(21,421)
COP	1,108,327,230	USD	382,505	Bank of America, N.A.	8/31/18	495	—
COP	1,080,371,000	USD	372,741	UBS AG	8/31/18	599	—
INR	620,000,000	USD	9,020,544	BNP Paribas	8/31/18	—	(334)
INR	438,848,096	USD	6,385,567	Goldman Sachs International	8/31/18	—	(887)
INR	621,780,000	USD	9,047,363	Goldman Sachs International	8/31/18	—	(1,256)
USD	9,020,544	INR	620,000,000	BNP Paribas	8/31/18	334	—
USD	4,079,234	INR	281,100,000	BNP Paribas	8/31/18	—	(10,413)
USD	2,504,581	INR	172,528,096	Deutsche Bank AG	8/31/18	—	(5,482)
USD	2,352,310	INR	162,120,000	Standard Chartered Bank	8/31/18	—	(6,330)
USD	4,659,467	INR	321,000,000	Standard Chartered Bank	8/31/18	—	(10,674)
USD	1,798,281	INR	123,880,000	UBS AG	8/31/18	—	(4,015)
COP	18,832,750,000	USD	6,499,655	Credit Agricole Corporate and Investment Bank	9/4/18	7,299	—
IDR	69,350,000,000	USD	4,799,308	Goldman Sachs International	9/4/18	830	—
USD	2,510,716	IDR	36,315,000,000	Citibank, N.A.	9/4/18	—	(2,867)
USD	6,535,438	IDR	94,528,576,900	Citibank, N.A.	9/4/18	—	(7,464)
USD	2,469,550	IDR	35,685,000,000	Goldman Sachs International	9/4/18	—	(427)
USD	6,428,305	IDR	92,889,000,000	Goldman Sachs International	9/4/18	—	(1,112)
USD	249,191	PEN	816,000	Bank of America, N.A.	9/4/18	122	—
BRL	249,529,601	USD	66,819,195	Standard Chartered Bank	9/5/18	—	(595,118)
EUR	48,456,818	USD	57,150,407	Goldman Sachs International	9/7/18	—	(339,714)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,973,925	EUR	3,369,420	Goldman Sachs International	9/7/18	$23,622	$—
COP	23,177,498,501	USD	8,158,218	Citibank, N.A.	9/10/18	—	(152,453)
COP	35,305,167,000	USD	12,443,665	Credit Agricole Corporate and Investment Bank	9/10/18	—	(248,868)
HUF	3,950,000,000	EUR	12,430,746	Bank of America, N.A.	9/11/18	—	(141,136)
HUF	884,000,000	EUR	2,734,815	Citibank, N.A.	9/11/18	23,715	—
USD	5,597,300	EUR	4,438,779	JPMorgan Chase Bank, N.A.	9/13/18	390,899	—
COP	6,088,580,000	USD	2,124,580	Citibank, N.A.	9/14/18	—	(21,929)
COP	9,446,936,000	USD	3,296,900	Credit Agricole Corporate and Investment Bank	9/14/18	—	(34,462)
COP	15,264,484,000	USD	5,328,848	Credit Agricole Corporate and Investment Bank	9/17/18	—	(58,132)
HUF	874,000,000	EUR	2,691,045	Goldman Sachs International	9/17/18	38,338	—
PLN	54,023,293	EUR	12,570,140	Credit Agricole Corporate and Investment Bank	9/17/18	43,062	—
PLN	33,900,000	EUR	7,807,586	State Street Bank and Trust Company	9/17/18	121,197	—
PEN	12,650,000	USD	3,857,178	Citibank, N.A.	9/18/18	1,353	—
USD	12,725,627	PEN	41,734,965	Citibank, N.A.	9/18/18	—	(4,464)
CZK	40,005,000	EUR	1,541,615	Citibank, N.A.	9/20/18	23,460	—
CZK	298,283,500	EUR	11,692,807	JPMorgan Chase Bank, N.A.	9/20/18	—	(57,783)
HUF	1,272,000,000	EUR	3,912,192	Standard Chartered Bank	9/21/18	60,682	—
PLN	4,985,531	EUR	1,148,742	State Street Bank and Trust Company	9/21/18	16,896	—
COP	39,332,796,000	USD	13,394,448	Credit Agricole Corporate and Investment Bank	9/24/18	182,229	—
COP	32,684,447,000	USD	11,144,261	Credit Agricole Corporate and Investment Bank	9/24/18	137,575	—
MXN	174,571,617	USD	8,433,658	Goldman Sachs International	9/24/18	852,324	—
USD	1,534,004	MXN	29,000,000	Citibank, N.A.	9/24/18	—	(8,592)
USD	1,043,736	MXN	20,800,000	Goldman Sachs International	9/24/18	—	(62,677)
USD	1,863,924	MXN	38,582,098	Goldman Sachs International	9/24/18	—	(188,372)
MXN	440,000,000	USD	22,806,236	UBS AG	9/25/18	594,892	—
PLN	64,631,555	USD	17,216,662	Credit Agricole Corporate and Investment Bank	9/25/18	481,631	—
PLN	15,000,000	USD	3,995,725	Credit Agricole Corporate and Investment Bank	9/25/18	111,779	—
PLN	9,507,825	EUR	2,179,647	Citibank, N.A.	9/27/18	44,322	—
EUR	9,450,000	USD	11,058,711	JPMorgan Chase Bank, N.A.	9/28/18	38,241	—
EUR	36,422	USD	42,622	JPMorgan Chase Bank, N.A.	9/28/18	147	—
USD	653,633	EUR	558,549	JPMorgan Chase Bank, N.A.	9/28/18	—	(2,260)
ARS	59,965,000	USD	2,065,266	BNP Paribas	10/2/18	—	(5,678)
ARS	22,046,000	USD	758,376	Citibank, N.A.	10/2/18	—	(1,173)
ARS	22,038,000	USD	758,362	Citibank, N.A.	10/2/18	—	(1,434)
ARS	22,023,000	USD	758,368	Citibank, N.A.	10/2/18	—	(1,955)
ARS	22,008,000	USD	758,374	Citibank, N.A.	10/2/18	—	(2,476)
ARS	33,024,000	USD	1,137,582	Citibank, N.A.	10/2/18	—	(3,323)
DOP	492,000,000	USD	9,798,845	Citibank, N.A.	10/9/18	—	(65,710)
UGX	1,857,890,000	USD	471,187	Standard Chartered Bank	10/10/18	25,195	—
CZK	241,954,000	EUR	9,333,104	JPMorgan Chase Bank, N.A.	10/11/18	121,811	—
EUR	7,229,296	USD	8,615,441	JPMorgan Chase Bank, N.A.	10/12/18	—	(116,963)
USD	9,073,490	EUR	7,229,296	JPMorgan Chase Bank, N.A.	10/12/18	575,011	—
MXN	483,085,020	USD	25,295,146	HSBC Bank USA, N.A.	10/18/18	301,958	—
USD	15,675,930	EUR	12,928,496	Standard Chartered Bank	10/18/18	470,541	—
ARS	84,360,000	USD	2,851,927	BNP Paribas	10/22/18	—	(11,108)
USD	9,833,076	ARS	300,597,142	Goldman Sachs International	10/22/18	—	(289,518)
PHP	154,600,000	USD	2,864,024	JPMorgan Chase Bank, N.A.	10/23/18	40,468	—
PHP	77,900,000	USD	1,443,127	JPMorgan Chase Bank, N.A.	10/23/18	20,391	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	82,500,000	USD	1,534,456	Standard Chartered Bank	10/23/18	$15,483	$—
PLN	8,000,000	EUR	1,838,408	Goldman Sachs International	10/23/18	28,812	—
PLN	34,300,000	EUR	7,874,661	State Street Bank and Trust Company	10/23/18	132,368	—
USD	803,033	KZT	270,020,000	Citibank, N.A.	10/25/18	39,349	—
HUF	442,000,000	EUR	1,355,208	BNP Paribas	10/29/18	25,385	—
PLN	4,415,000	EUR	1,020,557	Morgan Stanley & Co. International PLC	10/29/18	8,438	—
PLN	55,945,700	EUR	12,981,814	HSBC Bank USA, N.A.	10/30/18	47,664	—
RSD	172,711,000	EUR	1,455,021	Citibank, N.A.	10/30/18	—	(4,219)
USD	21,083,719	ZAR	280,249,332	Standard Chartered Bank	11/2/18	49,349	—
ZAR	205,650,000	USD	15,471,462	Standard Chartered Bank	11/2/18	—	(36,213)
PEN	3,203,000	USD	975,781	The Bank of Nova Scotia	11/5/18	—	(523)
PHP	265,694,000	USD	4,975,357	BNP Paribas	11/5/18	11,826	—
PHP	326,500,000	USD	6,106,799	Citibank, N.A.	11/5/18	21,736	—
PHP	424,900,000	USD	7,945,368	UBS AG	11/5/18	30,175	—
USD	12,255,157	PEN	40,227,552	The Bank of Nova Scotia	11/5/18	6,570	—
THB	40,000,000	USD	1,261,830	Bank of America, N.A.	11/9/18	—	(56,060)
THB	90,000,000	USD	2,832,861	Citibank, N.A.	11/9/18	—	(119,881)
THB	260,000,000	USD	8,192,202	Deutsche Bank AG	11/9/18	—	(354,702)
THB	844,000,000	USD	26,578,492	Deutsche Bank AG	11/9/18	—	(1,136,762)
THB	40,000,000	USD	1,209,482	Goldman Sachs International	11/9/18	—	(3,713)
THB	87,000,000	USD	2,738,864	Goldman Sachs International	11/9/18	—	(116,316)
THB	271,197,138	USD	8,540,203	JPMorgan Chase Bank, N.A.	11/9/18	—	(365,174)
THB	333,802,862	USD	10,511,705	JPMorgan Chase Bank, N.A.	11/9/18	—	(449,475)
USD	2,348,891	THB	76,750,000	Goldman Sachs International	11/9/18	35,321	—
USD	33,233,770	EUR	27,856,142	Standard Chartered Bank	11/29/18	358,300	—
USD	885,261	EUR	739,798	Standard Chartered Bank	12/6/18	11,643	—
USD	314,365	EUR	262,710	Standard Chartered Bank	12/6/18	4,135	—
USD	3,556,979	EUR	2,987,000	Goldman Sachs International	12/13/18	27,582	—
UGX	4,788,440,000	USD	1,177,968	Standard Chartered Bank	1/7/19	80,675	—
UGX	4,849,592,000	USD	1,237,772	Citibank, N.A.	1/14/19	35,325	—
USD	1,177,992	EUR	993,524	Standard Chartered Bank	1/17/19	570	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	3,644	—
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	—	(3,181)
USD	4,419,890	MYR	18,000,000	Deutsche Bank AG	1/24/19	—	(4,496)
USD	2,845,578	MYR	11,600,000	JPMorgan Chase Bank, N.A.	1/24/19	—	(5,692)
USD	4,408,739	MYR	18,000,000	JPMorgan Chase Bank, N.A.	1/25/19	—	(15,484)
USD	4,278,653	MYR	17,400,000	Standard Chartered Bank	1/25/19	1,904	—
USD	4,245,399	MYR	17,300,000	Standard Chartered Bank	1/25/19	—	(6,772)
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(193,557)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(193,320)
USD	426,511	KZT	146,080,000	Deutsche Bank AG	1/28/19	20,204	—
USD	158,949	KZT	54,440,000	Deutsche Bank AG	1/28/19	7,529	—
USD	860,785	TRY	3,589,471	Deutsche Bank AG	1/28/19	187,898	—
USD	885,714	TRY	3,689,000	Standard Chartered Bank	1/28/19	194,170	—
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	214,116	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	55,523	—
USD	8,278,116	UAH	241,721,000	Goldman Sachs International	1/29/19	—	(86,261)
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	14,466	—
USD	1,071,728	UAH	31,315,900	Goldman Sachs International	1/30/19	—	(11,540)
UGX	3,041,210,000	USD	742,664	Citibank, N.A.	2/11/19	51,632	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	$—	$(944,416)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(2,479,112)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,732,739)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(212,427)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(219,187)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(27,815)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(281,083)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(253,688)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(2,478,919)

						$15,185,483	$(18,198,208)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
10/10/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,169,106	$(37,174)
10/10/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,836,014	(5,203)
10/10/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,535,374	(57,701)
10/10/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,211,728	(11,497)
10/10/18	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	12,800,554	(135,967)
10/10/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	11,850,822	(61,648)

						$(309,190)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	Sep-18	$(10,900,086)	$883
10-Year USD Deliverable Interest Rate Swap	71	Short	Sep-18	(6,745,000)	(8,875)
U.S. 5-Year Treasury Note	225	Short	Sep-18	(25,453,125)	182,812

					$174,820

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	$121,697
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	61,481

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	$62,733
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	124,599
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	190,063
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	226,089
CME Group, Inc.	BRL	46,414	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	18,291
CME Group, Inc.	BRL	18,245	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(20,326)
CME Group, Inc.	BRL	4,909	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	(9,134)
CME Group, Inc.	BRL	16,781	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(37,341)
CME Group, Inc.	BRL	31,524	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(72,478)
CME Group, Inc.	BRL	29,035	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(78,230)
CME Group, Inc.	BRL	33,716	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(99,055)
CME Group, Inc.	BRL	13,025	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(51,550)
CME Group, Inc.	BRL	21,762	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(90,173)
CME Group, Inc.	BRL	5,100	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(22,730)
CME Group, Inc.	BRL	13,174	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(66,019)
CME Group, Inc.	BRL	30,354	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(221,579)
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	(65,006)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	$(65,111)
CME Group, Inc.	BRL	11,288	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(70,139)
CME Group, Inc.	BRL	7,910	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	54,557
CME Group, Inc.	BRL	1,141	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	12,329
CME Group, Inc.	BRL	4,358	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	48,165
CME Group, Inc.	BRL	7,289	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	82,960
CME Group, Inc.	BRL	1,701	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	21,026
CME Group, Inc.	BRL	4,406	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	58,403
CME Group, Inc.	BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	(750,497)
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	(51,720)
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	(219,599)
CME Group, Inc.	CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	(16,031)
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(315,152)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(142,701)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(168,914)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)		11/6/19	$(759,487)
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)		4/21/20	(123,104)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)		11/22/22	(226,865)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)		6/27/24	(330,938)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)		6/29/26	(763,674)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)		1/5/28	(166,119)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)		6/22/37	(335,248)
LCH.Clearnet	CZK	291,600	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)		7/27/22	(29,808)
LCH.Clearnet	CZK	259,650	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)		7/30/22	(13,163)
LCH.Clearnet	CZK	262,453	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)		7/31/22	(8,218)
LCH.Clearnet	CZK	123,830	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)		7/27/28	40,418
LCH.Clearnet	CZK	101,460	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)		7/30/28	21,301
LCH.Clearnet	CZK	102,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)		7/31/28	19,546
LCH.Clearnet	EUR	16,300	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)		9/20/22	(153,912)
LCH.Clearnet	MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)		3/21/23	(218,763)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)		5/9/19	71,125
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)		6/5/19	83,341
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)		2/27/20	(4,391)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)		2/27/20	(1,630)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)		7/30/20	76,298
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)		10/28/21	15,090
LCH.Clearnet	PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)		6/8/23	(2,252)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)		10/28/24	12,245
LCH.Clearnet	PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)		3/20/25	3,913
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually	)	1/10/28	206,004

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	$84,978
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	708
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	276,555
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	44,099

							$(3,733,043)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,176,825
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(47,912)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	98,054
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	232,976
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(88,461)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(40,979)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(142,409)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	(42,200)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	661,764
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	47,147
Citibank, N.A.	MYR	24,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(415)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	58,182
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(47,570)
Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	(172,123)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(87,163)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	$(8,702)
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	127,274
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	169,766
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	46,346
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	8,588
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	11,117
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	(7,827)
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	46,169
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	302,647
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(43,161)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	49,923
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	6,810
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	7,692
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	21,658
JPMorgan Chase Bank, N.A.	MYR	14,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	6,438
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	58,387
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	112,890

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	15.58% (pays upon termination)	1/2/19	$2,142,116
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(39,492)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	166,066
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	355,454
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	4,610
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	13,198
Standard Chartered Bank	MYR	14,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	7,995
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(97)

							$5,171,581

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	$100	1.00% (pays quarterly)(1)	6/20/23	$2,886	$(1,895)	$991
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(438)	(1,267)	(1,705)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(226)	(1,020)	(1,246)

Total					$2,222	$(4,182)	$(1,960)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.74%	$(40,636)	$111,808	$71,172
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	2.37	(107,585)	71,824	(35,761)
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	2.37	(45,403)	29,913	(15,490)

Total		$12,450				$(193,624)	$213,545	$19,921

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(884)	$(1,929)	$(2,813)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(884)	(2,229)	(3,113)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(231)	(653)	(884)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(231)	(716)	(947)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(872)	(1,104)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(120)	(6,080)	(6,200)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(295)	(881)	(1,176)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(295)	(1,057)	(1,352)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(704)	(936)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(729)	(961)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(232)	(1,008)	(1,240)

Total					$(3,868)	$(16,858)	$(20,726)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Depreciation
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	$ (298,409)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(480,587)

						$ (778,996)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$(3,941)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	(2,133)
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	2,078
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	2,010
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	21,910
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	11,983

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	$3,112
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	4,006
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(5,742,956)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	1,721
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(3,045,899)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(7,902,096)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(6,996)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(13,524)

				$(16,670,725)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(197,492)
Credit	Credit default swaps (centrally cleared)	2,886	(664)

Total		$2,886	$(198,156)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$15,185,483	$(18,198,208)
Foreign Exchange	Total return swaps	—	(778,996)

Total		$15,185,483	$(18,977,204)

Interest Rate	Cross-currency swaps	$46,820	$(16,717,545)
Interest Rate	Financial futures contracts*	183,695	(8,875)
Interest Rate	Interest rate swaps	5,940,092	(768,511)
Interest Rate	Interest rate swaps (centrally cleared)	2,038,014	(5,771,057)
Interest Rate	Non-deliverable bond forward contracts	—	(309,190)

Total		$8,208,621	$(23,575,178)

*	For futures contracts amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$410,832,166	$—	$410,832,166
Foreign Corporate Bonds	—	7,428,073	—	7,428,073
Sovereign Loans	—	3,883,771	—	3,883,771
Short-Term Investments -
Foreign Government Securities	—	196,348,340	—	196,348,340
U.S. Treasury Obligations	—	119,730,249	—	119,730,249
Other	—	63,208,793	—	63,208,793
Total Investments	$—	$801,431,392	$—	$801,431,392
Forward Foreign Currency Exchange Contracts	$—	$15,185,483	$—	$15,185,483
Futures Contracts	183,695	—	—	183,695
Swap Contracts	—	8,027,812	—	8,027,812
Total	$183,695	$824,644,687	$—	$824,828,382

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(18,198,208)	$—	$(18,198,208)
Non-deliverable Bond Forward Contracts	—	(309,190)	—	(309,190)
Futures Contracts	(8,875)	—	—	(8,875)
Swap Contracts	—	(24,234,265)	—	(24,234,265)
Total	$(8,875)	$(42,741,663)	$—	$(42,750,538)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018